INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	6 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and fair value of investment and mortgage-backed securities, with gross unrealized gains and losses

	March 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$19,985	$69	$(97)	$19,957
Mortgage-backed securities – U.S. government agencies	37,632	1,355	(39)	38,948
Mortgage-backed securities – non-agency	3,707	215	(130)	3,792
Total debt securities available for sale	61,324	1,639	(266)	62,697

FHLMC preferred stock	6	12	—	18

Total securities available for sale	$61,330	$1,651	$(266)	$62,715

Securities Held to Maturity:
U.S. government and agency obligations	$71,932	$1,064	$(364)	$72,632
Mortgage-backed securities – U.S. government agencies	16,044	1,511	(5)	17,550
Total securities held to maturity	$87,976	$2,575	$(369)	$90,182

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$13,994	$110	$(1)	$14,103
Mortgage-backed securities – U.S. government agencies	45,722	2,040	—	47,762
Mortgage-backed securities – non-agency	4,308	137	(342)	4,103
Total debt securities available for sale	64,024	2,287	(343)	65,968
FHLMC preferred stock	6	1	—	7
Total securities available for sale	$64,030	$2,288	$(343)	$65,975
Securities Held to Maturity:
U.S. government and agency obligations	$44,475	$1,333	$(9)	$45,799
Mortgage-backed securities – U.S. government agencies	18,635	1,967	—	20,602
Total securities held to maturity	$63,110	$3,300	$(9)	$66,401

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$9,360	$100	$(36)	$9,424
Mortgage-backed securities – U.S. government agencies	57,340	4,243	—	61,583
Mortgage-backed securities – non-agency	5,249	29	(921)	4,357
Total debt securities	71,949	4,372	(957)	75,364
FHLMC preferred stock	6	—	—	6
Total securities available for sale	$71,955	$4,372	$(957)	$75,370
Securities Held to Maturity:
U.S. government and agency obligations	$87,708	$1,457	$(81)	$89,084
Mortgage-backed securities – U.S. government agencies	21,248	2,389	—	23,637
Total securities held to maturity	$108,956	$3,846	$(81)	$112,721

Schedule of gross unrealized losses and related fair values of investment securities

                                                                               March 31, 2013 (unaudited)

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(unaudited)
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(97)	$8,894	$—	$—	$(97)	$8,894
Mortgage-backed securities U.S. government agencies	(39)	1,941	—	—	(39)	1,941
Mortgage-backed securities – non-agency	(4)	—	(126)	867	(130)	867
Total securities available for sale	$(140)	$10,835	$(126)	$867	$(266)	$11,702
Securities Held to Maturity:
U.S. government and agency obligations	$(364)	$36,597	$—	$—	$(364)	$36,597
Mortgage-backed securities U.S. government agencies	(5)	2,471	—	—	(5)	2,471
Total securities held to maturity	$(369)	$39,068	$—	$—	$(369)	$39,068
Total	$(509)	$49,903	$(126)	$867	$(635)	$50,770

                                                                                  September 30, 2012

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(1)	$2,999	$—	$—	$(1)	$2,999
Mortgage-backed securities – non-agency	(21)	144	(321)	2,343	(342)	2,487
Total securities available for sale	$(22)	$3,143	$(321)	$2,343	$(343)	$5,486
Securities Held to Maturity:
U.S. government and agency obligations	$(9)	$10,982	$—	$—	$(9)	$10,982
Total securities held to maturity	$(9)	$10,982	$—	$—	$(9)	$10,982
Total	$(31)	$14,125	$(321)	$2,343	$(352)	$16,468

                                                                                 September 30, 2011

	Less than 12 months		More than 12 months		Total
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
Securities Available for Sale:
U.S. government and agency obligations	$(36)	$4,961	$—	$—	$(36)	$4,961
Mortgage-backed securities – non-agency	(50)	1,108	(871)	2,663	(921)	3,771
Total securities available for sale	$(86)	$6,069	$(871)	$2,663	$(957)	$8,732
Securities Held to Maturity:
U.S. government and agency obligations	$(81)	$18,911	$—	$—	$(81)	$18,911
Total securities held to maturity	$(81)	$18,911	$—	$—	$(81)	$18,911
Total	$(167)	$24,980	$(871)	$2,663	$(1,038)	$27,643

Schedule of roll forward of the amounts recognized in earnings related to credit losses on securities

                                                                              Six months ended March 31, 2013 (unaudited)

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2012	$2,103
Additions for credit-related OTTI charges on previously unimpaired securities	—
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	20
Credit component of OTTI as of March 31, 2013	$2,123

                                                                              Year ended September 30, 2012

(Dollars in Thousands)
Credit component of OTTI as of October 1, 2011	$2,404
Additions for credit-related OTTI charges on previously unimpaired securities	—
Reductions for securities liquidated	(455)
Additional increases as a result of impairment charges recognized on investments for which an OTTI was previously recognized	154
Credit component of OTTI as of September 30, 2012	$2,103

Schedule of amortized cost and fair value of debt securities by contractual maturity
March 31, 2013
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(unaudited)
	(Dollars in Thousands)
Due within one year	$3,000	$3,021	$—	$—
Due after one through five years	2,000	2,007	—	—
Due after five through ten years	11,498	12,028	2,998	3,062
Due after ten years	55,434	55,576	16,987	16,895
Total	$71,932	$72,632	$19,985	$19,957

September 30, 2012
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due within one year	$1,000	$1,006	$—	$—
Due after one through five years	4,000	4,050	—	—
Due after five through ten years	13,498	14,177	2,999	3,081
Due after ten years	25,977	26,566	10,995	11,022
Total	$44,475	$45,799	$13,994	$14,103

	September 30, 2011
	Held to Maturity		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in Thousands)
Due after one through five years	$11,000	$11,110	$—	$—
Due after five through ten years	49,960	50,658	2,999	3,098
Due after ten years	26,748	27,316	6,361	6,326
Total	$87,708	$89,084	$9,360	$9,424